Transactions with Related Parties, Vessel Acquisitions (Details) - USD ($)			12 Months Ended
	Oct. 17, 2019	Oct. 14, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 06, 2019
Transactions with Related Parties [Abstract]
Proceeds from related party debt			$ 0	$ 0	$ 12,500,000
$7.5 Million Bridge Loan [Member]
Transactions with Related Parties [Abstract]
Face amount					$ 7,500,000	$ 7,500,000
Magic Moon [Member]
Transactions with Related Parties [Abstract]
Purchase price of acquired vessel		$ 10,200,000
Thalassa [Member] | $7.5 Million Bridge Loan [Member]
Transactions with Related Parties [Abstract]
Face amount	$ 7,500,000
Proceeds from related party debt	$ 7,500,000